Inventories	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Inventories [Text Block]
11.	Inventories

As at December 31, 2017, inventories are mainly comprised of unsold ounces of gold bullion acquired from offtake agreements, which were sold in January 2018.